Share-Based Payments - Valuation Inputs For Options Granted (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate			0.23%
Expected volatility			43.70%
Expected dividends	0.00%	0.00%	0.00%
Fair value of option (in gbp per share)			£ 3.50
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)	£ 0	£ 0.02	0.00
Risk free rate	1.00%	0.30%
Expected volatility	30.00%	29.90%
Fair value of option (in gbp per share)	£ 3.56	£ 0.63
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)	£ 19.59	£ 4.58	£ 0.02
Risk free rate	2.91%	0.37%
Expected volatility	36.00%	36.90%
Fair value of option (in gbp per share)	£ 29.54	£ 7.14